Fair Value Measurements (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Liabilities:
Derivative warrant liabilities	$ 6,013,658	$ 9,205,500	$ 9,205,500	$ 4,512,500
Level 3 | Equity Forward
Liabilities:
Derivative warrant liabilities	332,000	325,000
Private Placement Warrants
Liabilities:
Derivative warrant liabilities	2,265,533	3,468,000	3,468,000	1,700,000
Private Placement Warrants | Level 2
Liabilities:
Derivative warrant liabilities	2,265,533	3,468,000
Private Placement Warrants | Level 2 | Warrant Liabilities
Liabilities:
Derivative warrant liabilities		3,468,000		1,700,000
Public Warrants
Liabilities:
Derivative warrant liabilities	3,748,125	5,737,500	$ 5,737,500	2,812,500
Public Warrants | Level 1
Liabilities:
Derivative warrant liabilities	$ 3,748,125	5,737,500
Public Warrants | Level 1 | Warrant Liabilities
Liabilities:
Derivative warrant liabilities		$ 5,737,500		$ 2,812,500